Leases	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Leases	Leases
We lease office space in a number of locations globally under operating lease arrangements, and in limited instances may enter into operating or finance leases for flight equipment. Our leases have remaining lease terms of up to 17 years, and in some cases we have options to extend the lease terms for up to 10 years. Our finance lease arrangements may be terminated prior to their original expiration date at our discretion.
As of December 31, 2024 and 2023, operating lease ROU assets net of lease incentives and lease deficiencies included in other assets were $46 million and $57 million, respectively, and operating lease liabilities included in accounts payable, accrued expenses and other liabilities were $56 million and $92 million, respectively. As of December 31, 2024 and 2023, finance lease liabilities included in other secured debt were $136 million and $140 million, respectively.
As of December 31, 2024 and 2023, supplemental balance sheet information related to leases was as follows:

	December 31, 2024		December 31, 2023
	Operating leases	Finance leases	Operating leases	Finance leases
Weighted average remaining lease term (years)	5.6	12.7	4.3	13.7
Weighted average discount rate	6.6%	6.5%	4.1%	6.5%
As of December 31, 2024, maturities of operating and finance lease liabilities were as follows:

	Operating leases	Finance leases
2025	$15,717	$12,800
2026	12,127	12,800
2027	12,177	12,800
2028	11,838	12,800
2029	9,840	12,800
Thereafter	12,817	158,704
Total lease payments	$74,516	$222,705
Less: Imputed interest	(18,739)	(86,944)
Present value of lease liabilities	$55,777	$135,761

Leases	Leases
We lease office space in a number of locations globally under operating lease arrangements, and in limited instances may enter into operating or finance leases for flight equipment. Our leases have remaining lease terms of up to 17 years, and in some cases we have options to extend the lease terms for up to 10 years. Our finance lease arrangements may be terminated prior to their original expiration date at our discretion.
As of December 31, 2024 and 2023, operating lease ROU assets net of lease incentives and lease deficiencies included in other assets were $46 million and $57 million, respectively, and operating lease liabilities included in accounts payable, accrued expenses and other liabilities were $56 million and $92 million, respectively. As of December 31, 2024 and 2023, finance lease liabilities included in other secured debt were $136 million and $140 million, respectively.
As of December 31, 2024 and 2023, supplemental balance sheet information related to leases was as follows:

	December 31, 2024		December 31, 2023
	Operating leases	Finance leases	Operating leases	Finance leases
Weighted average remaining lease term (years)	5.6	12.7	4.3	13.7
Weighted average discount rate	6.6%	6.5%	4.1%	6.5%
As of December 31, 2024, maturities of operating and finance lease liabilities were as follows:

	Operating leases	Finance leases
2025	$15,717	$12,800
2026	12,127	12,800
2027	12,177	12,800
2028	11,838	12,800
2029	9,840	12,800
Thereafter	12,817	158,704
Total lease payments	$74,516	$222,705
Less: Imputed interest	(18,739)	(86,944)
Present value of lease liabilities	$55,777	$135,761